Additional Notes - Summary of Contractual Cash Flows of Financial Liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	€ 38,579,000	€ 73,787,000
Financial Liabilities from Future Payments to Royalty Pharma	102,171,167	88,401,374
Later than one year [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	38,579,000	73,787,000
Convertible bonds due to related parties	2,031,000	2,031,000
Financial Liabilities from Collaboration	2,588,000	1,140,000
Financial Liabilities from Future Payments to Royalty Pharma	105,525,000	89,845,000
Later than one year and not later than five years [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	0	0
Convertible bonds due to related parties	329,063,000	331,094,000
Financial Liabilities from Collaboration	67,784,000	167,669,000
Financial Liabilities from Future Payments to Royalty Pharma	780,755,000	505,938,000
Later than five years [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	0	0
Convertible bonds due to related parties	0	0
Financial Liabilities from Collaboration	225,172,000	530,242,000
Financial Liabilities from Future Payments to Royalty Pharma	1,250,387,000	1,051,077,000
Maturity, total [Member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	38,579,000	73,787,000
Convertible bonds due to related parties	331,094,000	333,125,000
Financial Liabilities from Collaboration	295,544,000	699,052,000
Financial Liabilities from Future Payments to Royalty Pharma	€ 2,136,667,000	€ 1,646,860,000